Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	May 02, 2018	Jun. 30, 2019
Disclosure of detailed information about intangible assets [abstract]
Acquisitions through business combinations		$ 307
Payment for recovery of distribution rights	$ 306